Capital and Reserves - Common stock and additional paid-in capital (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of share capital, reserves and other equity interest [Line Items]
Authorized	280,000,000
Beginning Balance (in Shares)	39,538,550	39,428,834	39,160,047
Conversions	0	0	0
Repurchased common stock	0	(99,257)	(1,000)
Restricted stock issued - directors	57,000	57,000	57,000
Exercised stock options - compensation plans	0	102,918	142,268
Restricted stock units - vested	6,727	49,055	70,519
Ending Balance (in Shares)	39,602,277	39,538,550	39,428,834
Class A shares [Member]
Disclosure of share capital, reserves and other equity interest [Line Items]
Authorized	40,000,000
Beginning Balance (in Shares)	6,342,189	6,342,189	6,342,189
Conversions	0	0	0
Repurchased common stock	0	0	0
Restricted stock issued - directors	0	0	0
Exercised stock options - compensation plans	0	0	0
Restricted stock units - vested	0	0	0
Ending Balance (in Shares)	6,342,189	6,342,189	6,342,189
Class B shares [Member]
Disclosure of share capital, reserves and other equity interest [Line Items]
Authorized	40,000,000
Beginning Balance (in Shares)	2,245,226	2,408,805	2,474,468
Conversions	(62,799)	(64,386)	(64,663)
Repurchased common stock	(1)	(99,193)	(1,000)
Restricted stock issued - directors	0	0	0
Exercised stock options - compensation plans	0	0	0
Restricted stock units - vested	0	0	0
Ending Balance (in Shares)	2,182,426	2,245,226	2,408,805
Class E shares [Member]
Disclosure of share capital, reserves and other equity interest [Line Items]
Authorized	100,000,000
Beginning Balance (in Shares)	30,951,135	30,677,840	30,343,390
Conversions	62,799	64,386	64,663
Repurchased common stock	1	(64)	0
Restricted stock issued - directors	57,000	57,000	57,000
Exercised stock options - compensation plans	0	102,918	142,268
Restricted stock units - vested	6,727	49,055	70,519
Ending Balance (in Shares)	31,077,662	30,951,135	30,677,840
Class F shares [Member]
Disclosure of share capital, reserves and other equity interest [Line Items]
Authorized	100,000,000
Beginning Balance (in Shares)	0	0	0
Conversions	0	0	0
Repurchased common stock	0	0	0
Restricted stock issued - directors	0	0	0
Exercised stock options - compensation plans	0	0	0
Restricted stock units - vested	0	0	0
Ending Balance (in Shares)	0	0	0